UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Address of Principal Executive Offices)                  (Zip Code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

StockCar Stocks Index Fund

March 31, 2007

STOCKCAR STOCKS INDEX FUND

Graphical Illustration

March 31, 2007 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	StockCar Stocks Index Fund
	Schedule of Investments
	March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 92.38%

Amusement And Recreation Services - 7.08%
19,250	Dover Motorsports, Inc.	$ 101,063
2,075	International Speedway Corp. - Class A	107,278
2,450	RC2 Corp. *	98,956
3,000	Speedway Motorsports, Inc.	116,250
		423,546
Auto Parts Retailers - 3.47%
5,940	CSK Auto Corp. *	102,168
2,150	Genuine Parts Co.	105,350
		207,518
Banks - 1.69%
1,980	Bank Of America	101,020

Building Materials, Hardware And Garden Supply - 4.90%
3,300	Lowes Companies, Inc.	103,917
2,600	The Home Depot, Inc.	95,524
2,000	USG Corp. *	93,360
		292,801
Business Services - 1.63%
3,675	Aaron Rents, Inc.	97,167

Chemicals And Allied Products - 1.74%
2,100	E.I. Du Pont De Nemours And Co.	103,803

Communications - 5.19%
4,666	Sprint Nextel Corp.	88,467
1,750	Alltel Corp.	108,500
2,875	At&T, Inc.	113,361
		310,329
Crude Petroleum & Natural Gas - 0.83%
750	Royal Dutch Shell Plc.	49,725

Electronic & Other Electrical Equipment, Except Computers - 7.10%
21,000	Sirius Satellite Radio, Inc. *	67,200
2,725	Texas Instruments, Inc.	82,023
2,550	Sony Corp.	128,750
9,425	Infineon Technologies AG - ADR *	146,747
		424,719
Food And Kindred Products - 14.80%
3,925	Conagra Foods, Inc.	97,772
2,050	Kellogg Co.	105,432
2,150	Anheuser-Busch Companies, Inc.	108,489
1,550	Molson Coors Brewing Co.	146,661
1,710	Pepsico, Inc.	108,688
2,225	The Coca-Cola Co.	106,800
1,750	General Mills, Inc.	101,885
1,350	Diageo Plc.	109,283
		885,008
General Merchandise Stores - 3.42%
2,750	Office Depot, Inc. *	96,635
1,825	Target Corp.	108,150
		204,785
Home Furniture, Furnishings And Equipment Stores - 2.71%
6,000	Radioshack Corp.	162,180

Industrial And Commercial Machines - 3.62%
1,275	The Black & Decker Corp.	104,066
1,675	Caterpillar, Inc.	112,275
		216,341
Motor Freight Transportation And Warehousing - 3.50%
1,375	United Parcel Service, Inc.	96,388
1,050	Fedex Corp.	112,802
		209,189
Petroleum Refining And Related Industries - 7.95%
1,350	Exxon Mobil Corp.	101,858
1,700	Marathon Oil Corp.	168,011
1,400	Chevron Corp.	103,544
1,450	Sunoco, Inc.	102,138
		475,551
Printing, Publishing, And Allied Industries - 2.56%
6,250	News Corp. - Class B	152,938

Property & Casualty Insurance - 1.63%
1,625	Allstate Corp.	97,598

Retail - Eating Places - 1.43%
1,200	Burger King Holdings, Inc.	25,920
1,850	Dominos Pizza, Inc.	60,070
		85,990
Rubber And Miscellaneous Products - 5.56%
4,675	Newell Rubbermaid, Inc.	145,346
6,000	The Goodyear Tire & Rubber Co. *	187,140
		332,486
Services - Miscellaneous Amusement & Recreation - 1.73%
3,000	Walt Disney Co.	103,290

Surgery & Medical Instruments - 0.83%
650	3M Co.	49,680

Wholesale-Motor Vehicle Supplies & New Parts - 7.32%
12,350	Ford Motor Co. *	97,442
1,650	Daimlerchrysler AG	134,987
3,350	General Motors Corp.	102,644
800	Toyota Motor Corp.	102,528
		437,601
Wholesale Trade - Non-Durable - 1.67%
1,525	Ashland, Inc.	100,040

TOTAL FOR COMMON STOCK (Cost $4,422,841) - 92.38%		$ 5,523,300

UNIT INVESTMENT TRUSTS - 0.95%
400	Standard & Poors Depository Receipts	56,804

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $46,936) - 0.95%		$ 56,804

SHORT TERM INVESTMENTS - 6.52%
389,672	First American Prime Obligation Fund Class Y 4.93% ** (Cost $389,672)	389,672

TOTAL INVESTMENTS (Cost $4,859,449) - 99.84%		$ 5,969,776

OTHER ASSETS LESS LIABILITIES - 0.16%		9,383

NET ASSETS - 100.00%		$ 5,979,159

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at March 31, 2007.
The accompanying notes are an integral part of the financial statements.

StockCar Stocks Index Fund
Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $4,859,449)	$ 5,969,776
Cash	2,555
Receivables:
Dividends and Interest	6,687
Prepaid Expenses	11,966
Total Assets	5,990,984
Liabilities:
Accrued Management Fees	171
Other Accrued Expenses	11,654
Total Liabilities	11,825
Net Assets	$ 5,979,159

Net Assets Consist of:
Paid In Capital	$ 4,812,127
Accumulated Undistributed Net Investment Income	3,295
Accumulated Undistributed Realized Gain on Investments	53,410
Unrealized Appreciation in Value of Investments	1,110,327
Net Assets, for 258,474 Shares Outstanding	$ 5,979,159

Net Assets Value Per Share	$ 23.13

The accompanying notes are an integral part of the financial statements.

StockCar Stocks Index Fund
Statement of Operations
For the six months ended March 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 63,067
Interest	4,345
Total Investment Income	67,412

Expenses:
Advisory Fees (Note 3)	19,219
Legal Fees	12,152
Administrative Fees	11,827
Transfer Agent Fees	11,531
Audit Fees	6,518
Registration Fees	3,510
Custody Fees	3,450
Printing and Mailing Fees	3,082
Insurance Fees	941
Miscellaneous Fees	156
Total Expenses	72,386
Fees Waived and Reimbursed by the Advisor (Note 3)	(27,517)
Net Expenses	44,869

Net Investment Income	22,543

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	197,284
Net Change in Unrealized Appreciation on Investments	427,766
Net Realized and Unrealized Gain on Investments	625,050

Net Increase in Net Assets from Operations	$ 647,593

The accompanying notes are an integral part of the financial statements.

StockCar Stocks Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	3/31/2007	9/30/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 22,543	$ 23,569
Net Realized Gain on Investments	197,284	218,307
Unrealized Appreciation (Depreciation) on Investments	427,766	(92,391)
Net Increase in Net Assets Resulting from Operations	647,593	149,485

Distributions to Shareholders from:
Net Investment Income	(37,639)	(16,649)
Net Realized Gain on Investments	(357,929)	(62,347)
Total Distributions	(395,568)	(78,996)

From Capital Share Transactions:
Proceeds From Sale of Shares	109,173	337,769
Redemption Fees	83	297
Shares Issued on Reinvestment of Distributions	389,786	77,642
Cost of Shares Redeemed	(385,089)	(815,946)
Net Decrease in Net Assets from Fund Share Transactions	113,953	(400,238)

Total Increase (Decrease)	365,978	(329,749)

Net Assets:
Beginning of Period	5,613,181	5,942,930

End of Period	$ 5,979,159	$ 5,613,181

Share Transactions:
Issued	4,863	15,567
Reinvested	17,479	3,598
Redeemed	(16,790)	(37,364)
Net Increase in Shares	(5,552)	(18,199)

Shares Outstanding Beginning of Year	252,922	271,121
Shares Outstanding End of Year	258,474	252,922

The accompanying notes are an integral part of the financial statements.

StockCar Stocks Index Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	3/31/2007	9/30/2006	9/30/2005	9/30/2004	9/30/2003	9/30/2002

Net Asset Value, at Beginning of Period	$ 22.19	$ 21.92	$ 19.60	$ 17.10	$ 16.67	$ 17.36

Income From Investment Operations:
Net Investment Income (c)	0.09	0.09	0.05	0.01	0.09	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	2.45	0.47	2.28	2.58	2.12	(0.68)
Total from Investment Operations	2.54	0.56	2.33	2.59	2.21	(0.65)

Distributions, from:
Net Investment Income	(0.15)	(0.06)	(0.01)	(0.09)	0.00	(0.04)
Net Realized Gains	(1.45)	(0.23)	0.00	0.00	(1.78)	0.00
Total Distributions	(1.60)	(0.29)	(0.01)	(0.09)	(1.78)	(0.04)

Redemption Fees (b)	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 23.13	$ 22.19	$ 21.92	$ 19.60	$ 17.10	$ 16.67

Total Return	11.70%	2.61%	11.89%	15.18%	14.49%	(3.77)%

Ratios/Supplimental Data:
Net Assets at End of Period (Thousands)	$ 5,979	$ 5,613	$ 5,943	$ 5,435	$ 5,088	$ 4,820
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.45%	2.75%	2.57%	4.44%	5.15%	5.15%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.41%	0.21%	0.03%	0.57%	0.17%
Portfolio Turnover	8%	18%	15%	14%	23%	40%

(a) Includes 1.10% of income tax expense on net investment income and penalties which were reimbursed by the Adviser.
(b) Amount calculated is less than $0.005.
(c) Amount calculated based on average shares outstanding throughout the year.

The accompanying notes are an integral part of the financial statements.

STOCKCAR STOCKS INDEX FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

1. ORGANIZATION

StockCar Stocks Mutual Fund, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on May 18, 1998, and consists solely of StockCar Stocks Index Fund (the “Fund”). The Company is registered as an open-end diversified management investment company of the “series” type under the Investment Company Act of 1940 (the “1940 Act”). The Fund became effective with the Securities and Exchange Commission on September 18, 1998 and commenced operations on October 1, 1998. The Fund’s investment strategy is to emphasize growth of capital and current income by investing in the companies of the StockCar Stocks IndexTM (the “Index”). The Index consists of 52 companies that support NASCAR’s Nextel Cup Series. The companies in the Index either sponsor NASCAR Nextel Cup racing teams or races, or they earn money from NASCAR Nextel Cup events.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation, Transactions, and Related Investment Income

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a specific identification basis.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price.   Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Dividends and Distributions to Shareholders

Dividends and distributions, if any, will be declared and distributed at least annually. However, the Directors may decide to declare dividends and distributions at other intervals.  Dividends and distributions to shareholders from net investment income are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Federal Income Taxes

For federal income tax purposes, the Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

STOCKCAR STOCKS INDEX FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

Expenses

Expenses directly attributable to the Fund are charged to operations. The Fund pays the expenses of its Directors who are not affiliated persons of Summit Wealth Management, Inc. (the “Adviser”) or the Company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

Summit  Wealth  Management,  Inc.,  (the  "Adviser")  provides investment advice  and,  in  general,  supervises the Company's management and  investment program.  The Adviser became the investment adviser to the Fund on October 29, 2004.

The Investment Advisory Agreement, dated as of October 29, 2004, between the Adviser and the Company provides that the Adviser will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser.  The Agreement provides that the Adviser is not protected against any liability to the Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreement or the violation of any applicable law. For its services, the Adviser receives an annual fee of 0.65% of the Fund's average daily net assets.  The total fees incurred for such services for the six months ended March 31, 2007 were $19,219, all of which were waived.  See Expense Reimbursement Arrangements.

The Administrator

Summit Services, Inc. (the "Administrator"), an affiliate of the Adviser, serves as the Fund's administrator and receives compensation from the Fund pursuant to an Administration Agreement dated as of October 29, 2004.    Under that agreement, the Administrator supervises the overall administration of the Fund.  These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws  and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities.  Pursuant to an Accounting Services Agreement dated as of October 29, 2004 between the Administrator and Mutual Shareholder Services, LLC ("MSS"), the Administrator has delegated the performance of the fund accounting services to MSS.

For providing these services, the Administrator receives a fee from the Fund at an annual rate of 0.40% per annum for the first $50,000,000; 0.30% for the next $25,000,000; and 0.20% in excess of $75,000,000 of the Fund's average daily net assets. The total fees incurred for such services for the six months ended March 31, 2007 were $11,827, of which $8,298 were waived.  See Expense Reimbursement Arrangements.

STOCKCAR STOCKS INDEX FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

Expense Reimbursement Arrangements

For the period October 29, 2004  through  October  29, 2007, the  Adviser  and  the Administrator have contractually agreed to waive fees and/or reimburse the  Fund  for  expenses it incurs, but only to the extent necessary to maintain the Fund's total  operating  expenses  (excluding interest, brokerage commissions, taxes, and extraordinary expenses) at 1.50% of the Fund's  average  daily net assets for that period.  The Adviser waived fees of $19,219 and the Administrator waived fees of $11,827 for the six months ended March 31, 2007. The Adviser/Administrator may recover any waived fees or reimbursed operating expenses within the three fiscal years following the year in which such waiver or reimbursement occurs, if the Fund is able to make the payments without exceeding the 1.50% expense limitation. Accordingly, waived/reimbursed expenses of $27,517 are subject to potential recovery by the Adviser/Administrator until September 30, 2010 and waived/reimbursed expenses of $72,062 are subject to potential recovery by the Adviser/Administrator until September 30, 2010 for a total recovery of $99,579.

Distribution Agreement

Summit Capital Investment Group, Inc., an affiliate of the Adviser and the Administrator, was selected to be the Fund’s new distributor, but has not yet signed an underwriting agreement with the Fund.

Pursuant to a Plan of Distribution and Services Pursuant to Rule 12b-1 (the “Plan”), the Fund may compensate its distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund Shares and for maintenance and personal service provided to existing shareholders.  The Plan authorizes payments at an annual rate of 0.25% of the Funds average daily net assets to its distributor, dealers and others, for providing personal service and or maintaining shareholder accounts relating to the distributor of the Fund’s shares. Authorization from the NASD for Summit Capital Investment Group, Inc. to serve as a mutual fund distributor is pending.  Accordingly, no payments were made and no amounts accrued under the plan for the six months ended March 31, 2007.

Custodian

US Bank, N.A. ("USB"), acts as custodian for the Fund.  As such, USB  holds  all securities and cash of the Fund, delivers and receives  payment for securities  sold,  receives  and  pays  for  securities purchased, collects income from investments and performs other duties,  all as directed by officers of the Company.  USB does not exercise any supervisory function over management of  the  Fund,  the  purchase  and  sale  of  securities  or  the   payment  of distributions to shareholders.

Transfer Agency Services

MSS acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and MSS, dated as of October 29, 2004.  Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Fund pays MSS an annual fee, paid monthly, as determined by valuations made as of the close of each business day of the month. For the six months ended March 31, 2007, MSS earned $11,531 for transfer agency services.  At March 31, 2007, the Fund owed $1,778 to MSS.

STOCKCAR STOCKS INDEX FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments other than short-term obligations aggregated $466,500 and $1,007,769, respectively, for the six months ended March 31, 2007. There were no purchases or sales of U.S. Government Securities.

5. FEDERAL INCOME TAXES

As of March 31, 2007, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$4,859,449
Gross unrealized appreciation	1,392,613
Gross unrealized depreciation	(282,286)
Net unrealized appreciation	1,110,327
Undistributed ordinary income	3,295
Undistributed long-term capital gain	53,410
Total undistributed ordinary income and long term capital gain	56,705
Total distributable earnings	1,167,032

The difference between undistributed ordinary income and undistributed long-term capital gain on a tax basis and accumulated undistributed net investment income and accumulated net realized gain on investments is due to differing book/tax treatment of short term capital gains.

The tax character of distributions paid during the six months ended March 31, 2007 and year ended September 30, 2006 were as follows:

	March 31, 2007	September 30, 2006
Ordinary income	$37,639	$16,649
Long Term Capital Gain	357,929	62,347
	$395,568	$78,996

6.   INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the Fund expects the risk of loss to be remote.

STOCKCAR STOCKS INDEX FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

7.   CHANGE IN REGISTERED PUBLIC ACCOUNTING FIRM

On November 22, 2004, PricewaterhouseCoopers LLP declined to stand for re-election as the independent registered public accounting firm for StockCar Stocks Index Fund.  The reports of PricewaterhouseCoopers LLP on the financial statements for the prior two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.  During the two most recent fiscal years prior to its resignation and through November 22, 2004, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On March 3, 2005, the Fund by action of its Board of Directors, upon approval of the Fund’s shareholders, approved the engagement of Briggs, Bunting & Dougherty, LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending September 30, 2005.  During the fiscal years ended September 30, 1999 to September 30, 2004 the Registrant has not consulted with Briggs, Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Registrant’s financial statements, and neither a written report was provided to the Registrant or oral advice was provided that Briggs, Bunting & Dougherty, LLP concluded was an important factor considered by the Registrant in reaching a decision as to any accounting, auditing or financial reporting issue;  or (ii) any matter that was either the subject of a disagreement, as that term is defined in Item 304(a)(1)(v) of Regulation S-K and the related instructions to Item 304 of Regulation S-K,  or a reportable event as that term is defined in Item 304(a)(1)(v) of Regulation S-K.

8.   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact of the Fund's financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

EXPENSE EXAMPLE (Unaudited)

March 31, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/06 - 3/31/07).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 4/1/2006	Ending Account Value 9/30/2006	Expenses Paid During Period 4/1/2006 – 9/30/2006 *
Actual	$1,000	$1,116.98	$7.92
Hypothetical (5% return before expenses)	$1,000	$1,017.45	$7.54

* Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Board of Directors and Officers of the Company (Unaudited)

The Board of Directors of the Company decides upon matters of general policy for the Company.  In addition, the Board of Directors reviews the actions of the Advisor. The Company’s officers supervise the daily business operations of the Company.

The Board of Directors and officers of the Company, their affiliations, if any, with the Advisor and their principal occupations are set forth below.

Name, Address And Age	Posit-ion(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Directors
Bill Faust, 70 20802 North Grayhawk Drive Unit 1133 Scottsdale, AZ 85255	Director	Indefinite - Since September 2006

Owner and Treasurer, Faust Gallery, an art gallery located in Scottsdale, Arizona, since 1996; President, Lovena Ohl Foundation, a not-for-profit organization supporting American Indian art and artists, since 1996; Senior Vice President and Investment Officer, UMB Bank, N.A., 1983 to 2003.

				One	Trustee of 40|86 Series Trust and 40|86 Strategic Income Fund
George Schnur, 64 7600 Valley Villas Dr. Parma, OH 44130	Director	Indefinite - Since November 2004	Vice President, JPMorgan Chase	One	None

Officers
Allan Westcott, 48 11536 Stablewatch Ct. Cincinnati, OH 45249	President	Since November 2004	Managing Director, Provident Financial Advisors (financial services); President, Horizon Capital Partners (financial services).	N/A	None
Angelo Alleca, 36 200 Mansell Court East Suite 430 Roswell, GA 30076	Vice Presi-dent, Treasur-er	Since November 2004	President, Summit Wealth Management, Inc.; Co-Founder and Principal, Summit Capital Holdings.	N/A	None
Bill Kovacs, 61 1 South 750 Alsace Court Winfield, IL 60190	Chief Compliance Officer	Since September 2006

Consultant, 2005 to present; General Counsel, Director, Secretary and Chief Compliance Officer, Conseco Capital Management, 1999 to 2005; Vice-President and Secretary, Conseco Fund Group and entities affiliated with Conseco, Inc., 1999 to 2005.

				N/A	None

PROXY VOTING GUIDELINES (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 494-2755 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY (Unaudited)

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-494-2755.

Investment Adviser

Summit Wealth Management, Inc.

200 Mansell Court E.

Suite 430

Roswell, GA 30076

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Ste. 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, Ohio  45202-4089

Independent Registered Public Accounting Firm

Briggs Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

This report is provided for the general information of the shareholders of the StockCar Stocks Index Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2006 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Allan Westcott

President

Date June 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Allan Westcott

President

Date June 6, 2007

By /s/Angelo Alleca

Treasurer

Date June 6, 2007